BUSINESS COMBINATION (Details 2) (USD $)	Apr. 01, 2013
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 73,804,695
Cash consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	35,059,270	[1]
Ordinary shares [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	16,908,964
Incentive Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	21,836,461	[2]
Premium Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 0	[3]

[1]	The cash consideration installments to be made in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013.
[2]	The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities.
[3]	The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely.